Net Income (Loss) Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

Note 16. Net Income (Loss) Per Share

Prior to the Reorganization and IPO, all earnings were attributable to the historical equity holders of the Arxis Businesses. As the Company's historical ownership did not have common stock, and the capital structure before and after the Reorganization and IPO are not comparable, the presentation of net income (loss) per share for the periods prior to the IPO is not meaningful and not presented herein.

See "Note 2. Summary of Significant Accounting Policies" for a description of the Company's net income (loss) per share methodology, including the treatment of the Company's convertible common stock as a participating security. Because Class A common stock, Class B common stock, Class C common stock and convertible common stock all represent common stock outstanding, basic net income (loss) per common share is presented on a combined basis for all classes of common stock. Since the Company is in a net loss for the three months ended June 30, 2026, diluted net income (loss) per common share is also presented on a combined basis for all classes of common stock.

The following table sets forth the computation of basic and diluted net loss per common share for the periods presented (in thousands, except share and per share amounts):

	Three Months Ended June 30,			Six Months Ended June 30,
	2026		2025	2026		2025
Net income (loss)	$(4,909)		N/A	$48,400		N/A
Net loss attributable to common shareholders	$(4,909)		N/A	$(4,909)	(1)	N/A
Weighted-average common shares outstanding, basic and diluted	401,813,695	(2)	N/A	401,813,695	(2)	N/A
Net loss per common share, basic and diluted	$(0.01)		N/A	$(0.01)	(1)	N/A

(1)
Only represents net loss attributable to common shareholders and net loss per common share, basic and diluted for the three months ended June 30, 2026, which represents the period during which the Company had common stock outstanding. See "Note 1. Organization and Nature of Operations" for additional details.
(2)
Weighted-average common shares outstanding is calculated based on the shares issued in connection with the Reorganization reflected as outstanding starting on April 1, 2026 and the shares issued in the IPO starting on April 16, 2026.

All potentially dilutive securities were excluded from diluted net loss per common share, as their inclusion would have been antidilutive. Accordingly, basic and diluted net loss per common share are the same for the periods presented.

The following securities were excluded from diluted net loss per common share because their effect would have been anti-dilutive, or because the necessary conditions for conversion or issuance had not been satisfied as of the end of the periods presented:

	Three Months Ended June 30, 2026	Six Months Ended June 30, 2026
Restricted shares	7,979,952	7,979,952
Restricted stock units	2,913,515	2,913,515
Convertible common stock(1)	2,476,225	2,476,225
Total potential dilutive securities not included in net loss per common share	13,369,692	13,369,692

(1)
The convertible common stock is convertible into shares of Class B common stock (or Class A common stock if no Class B common stock is then outstanding) only upon satisfaction of certain market price and service conditions, which had not been satisfied as of June 30, 2026. See "Note 14. Equity" for further discussion.